Cover	12 Months Ended
Dec. 29, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	SiteOne Landscape Supply, Inc.
Entity Central Index Key	0001650729